Share-based compensation - Share-based compensation expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation recognized in operating expenses
Total share-based compensation expenses	¥ 108,516	¥ 17,393	¥ 31,899
Fulfillment
Share-based compensation recognized in operating expenses
Total share-based compensation expenses	811	195	585
Sales and marketing
Share-based compensation recognized in operating expenses
Total share-based compensation expenses	11,055	4,682	5,935
Research and development
Share-based compensation recognized in operating expenses
Total share-based compensation expenses	4,615	3,070	3,883
General and administrative
Share-based compensation recognized in operating expenses
Total share-based compensation expenses	¥ 92,035	¥ 9,446	¥ 21,496